Retirement Benefits	12 Months Ended
Dec. 31, 2017
Retirement Benefits
Retirement Benefits

Note 12: Retirement Benefits

Shared Lilly Plans

Our employees participated in defined benefit pension and other postretirement plans sponsored by Lilly, which include participants of Lilly’s other business. Such plans are accounted for as multiemployer plans in these combined financial statements and as a result, no asset or liability was recorded by the Company to recognize the funded status of these plans.

We recorded expense of $73.7 million, $11.3 million and $26.2 million for the years ended December 31, 2017, 2016 and 2015, respectively, relating to our employees’ participation in Lilly sponsored plans. Included in the 2017 amount was $67.0 million related to a curtailment loss and special termination benefits for early retirement incentives offered by Lilly to our employees as part of a voluntary early retirement program for the U.S. plan and which has been recorded in asset impairment, restructuring and other special charges. No contributions have been recognized in the combined financial statements as we are not required to make contributions to these plans.

Pension Plans

There are also certain defined benefit pension plans that our employees participate in that are either dedicated to our employees or where the plan assets and liabilities that relate to our employees are legally required to transfer to Elanco at the time of our separation from Lilly. The plans in Switzerland represent approximately 88 percent of our global benefit obligation. We use a measurement date of December 31 to develop the change in benefit obligation, change in plan assets, funded status and amounts recognized in the combined balance sheets at December 31 for our defined benefit pension plans, which were as follows:

	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	$225.0	$234.7
Service cost	10.5	9.3
Interest cost	1.8	1.8
Actuarial (gain) loss	24.4	(1.6)
Benefits paid	(18.5)	(19.8)
Foreign currency exchange rate changes and other adjustments	15.4	0.6
Benefit obligation at end of year	258.6	225.0
Change in plan assets:
Fair value of plan assets at beginning of year	123.7	127.4
Actual return on plan assets	13.3	(1.4)
Employer contribution	3.9	15.3
Benefits paid	(18.5)	(19.8)
Foreign currency exchange rate changes and other adjustments	9.1	2.2
Fair value of plan assets at end of year	131.5	123.7
Funded status	(127.1)	(101.3)
Unrecognized net actuarial loss	29.1	17.2
Unrecognized prior service cost	0.7	0.6
Net amount recognized	$(97.3)	$(83.5)
Amounts recognized in the combined balance sheet consisted of:
Noncurrent assets	$2.4	$3.0
Other current liabilities	(0.3)	(0.3)
Accrued retirement benefits	(129.2)	(104.0)
Accumulated other comprehensive loss before income taxes	29.8	17.8
Net amount recognized	$(97.3)	$(83.5)

The unrecognized net actuarial loss and unrecognized prior service cost for these pension plans have not yet been recognized in net periodic pension costs and are included in accumulated other comprehensive loss at December 31, 2017.

During 2018, we expect the following components of accumulated other comprehensive loss to be recognized as components of net periodic benefit cost:

Unrecognized net actuarial loss	$1.7
Unrecognized prior service cost	0.1
Total	$1.8

We do not expect any plan assets to be returned to us in 2018.

The following represents our weighted‑average assumptions related to these pension plans as of December 31:

(Percents)	2017	2016	2015
Discount rate for benefit obligation	1.1%	1.0%	1.0%
Discount rate for net benefit costs	1.0	1.0	1.2
Rate of compensation increase for benefit obligation	2.1	3.1	3.0
Rate of compensation increase for net benefit costs	3.1	3.0	2.0
Expected return on plan assets for net benefit costs	4.4	4.9	4.4

We annually evaluate the expected return on the plan assets in these pension plans. In evaluating the expected rate of return, we consider many factors, with a primary analysis of current and projected market conditions; asset returns and asset allocations; and the views of leading financial advisers and economists. We may also review our historical assumptions compared with actual results, as well as the assumptions and trend rates utilized by similar plans, where applicable.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as follows:

	2018	2019	2020	2021	2022	2022‑2026
Benefit payments	$5.5	$6.0	$6.0	$6.1	$6.3	$33.8

Amounts relating to these pension plans with projected benefit obligations in excess of plan assets were as follows at December 31:

	2017	2016
Projected benefit obligation	$251.6	$218.7
Fair value of plan assets	121.8	114.4

Amounts relating to these defined benefit pension plans with accumulated benefit obligations in excess of plan assets were as follows at December 31:

	2017	2016
Accumulated benefit obligation	$223.1	$180.6
Fair value of plan assets	121.8	114.4

The total accumulated benefit obligation for these defined benefit pension plans was $230.3 million and $186.9 million at December 31, 2017 and 2016, respectively.

Net pension expense related to these plans included the following components:

	2017	2016	2015
Service cost	$10.5	$9.3	$8.4
Interest cost	1.8	1.8	2.9
Expected return on plan assets	(2.4)	(3.4)	(4.5)
Amortization of prior service cost	0.1	0.1	—
Amortization of net actuarial loss	1.4	1.0	0.3
Net pension expense	$11.4	$8.8	$7.1

The following represents the amounts recognized for these plans in other comprehensive loss for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
Actuarial loss arising during period	$(17.0)	$(6.1)	$(13.9)
Amortization of prior service cost included in net loss	0.1	0.1	—
Amortization of net actuarial loss included in net loss	1.4	1.0	0.3
Foreign currency exchange rate changes and other	3.5	3.0	0.3
Total other comprehensive loss during period	$(12.0)	$(2.0)	$(13.3)

Benefit Plan Investments

Our benefit plan investment policies are set with specific consideration of return and risk requirements in relationship to the respective liabilities. Our plan assets in our Switzerland pension plans represent approximately 92 percent of our plan assets for these pension plans. Given the long‑term nature of our liabilities, these plans have the flexibility to manage an above‑average degree of risk in the asset portfolios. At the investment‑policy level, there are no specifically prohibited investments. However, within individual investment manager mandates, restrictions and limitations are contractually set to align with our investment objectives, ensure risk control and limit concentrations.

We manage our portfolio to minimize concentration of risk by allocating funds within asset categories. In addition, within a category we use different managers with various management objectives to eliminate any significant concentration of risk.

The investment strategy is to diversify in four major categories with a designated percentage invested in each including 25% fixed income securities, 48% equity securities, a share of 10% in Real Estate Switzerland and 17% in other alternative investments (senior loans, hedge funds and insurance‑linked securities). Each category is diversified and comprised of the following:

•	Fixed‑income securities — Swiss Bonds, Global Aggregates, Global Aggregate Corporates and Emerging Markets Local Currencies.
•	Equity investments — Swiss Equities, World Equities MSCI, Low Volatility Equities (to reduce risk), Emerging Markets Equities and real estate investment trusts.
•	Real Estate in Switzerland — investment foundations and funds
•	Other investments — represents primarily private equity like investments, hedge funds, insurance‑linked securities, cash and mark‑to‑market derivatives.

We determine the fair value of the investments based on a market approach using quoted market values, significant other observable inputs for identical or comparable assets or liabilities, or discounted cash flow analyses for all investments except hedge funds, private equity‑like investments and real estate.

We determine the fair value of investments using the value reported by the partnership, adjusted for known cash flows and significant events through our reporting date. Values provided by the partnerships are primarily based on analysis of and judgments about the underlying investments. Inputs to these valuations include underlying NAVs, discounted cash flow valuations, comparable market valuations, and may also include adjustments for currency, credit, liquidity and other risks as applicable. The vast majority of these private partnerships provide us with annual audited financial statements including their compliance with fair valuation procedures consistent with applicable accounting standards.

We determine the fair value of real estate investments based on the NAV provided by the fund manager, These NAVs are developed with inputs including discounted cash flow, independent appraisal and market comparable analyses.

The fair values of these pension plan assets as of December 31, 2017 by asset category are as follows:

		Fair Value Measurements Using
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable	Investments
		Identical Assets	Inputs	Inputs	Valued at Net
Asset Class	Total	(Level 1)	(Level 2	(Level 3)	Asset Value(1)
Public equity securities	$0.8	$0.6	$—	$—	$0.2
Fixed income:
Developed markets	29.9	8.2	0.1	—	21.6
Emerging markets	7.2	0.6	0.3	—	6.3
Private alternative investments:
Hedge funds	6.8	—	—	—	6.8
Equity‑like funds	52.7	—	—	—	52.7
Real estate	20.2	—	—	—	20.2
Other	13.9	0.1	0.1		13.7
Total	$131.5	$9.5	$0.5	$—	$121.5
(1)	Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

No material transfers between Level 1,  Level 2, or Level 3 occurred during the year ended December 31, 2017. The activity in the Level 3 investments during the year ended December 31, 2017 was not material.

The fair values of these pension plan assets as of December 31, 2016 by asset category are as follows:

		Fair Value Measurements Using
		Quoted Prices
		in Active	Significant	Significant
		Markets for	Observable	Unobservable	Investments
		Identical Assets	Inputs	Inputs	Valued at Net
Asset Class	Total	(Level 1)	(Level 2	(Level 3)	Asset Value(1)
Public equity securities	$46.2	$0.1	$—	$—	$46.1
Fixed income:
Developed markets	31.0	9.1	—	—	21.9
Emerging markets	5.6	—	—	—	5.6
Private alternative investments:
Hedge funds	6.4	—	—	—	6.4
Other	34.5	21.7	—	—	12.8
Total	$123.7	$30.9	$—	$—	$92.8
(1)	Certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

No material transfers between Level 1,  Level 2, or Level 3 occurred during the year ended December 31, 2016. The activity in the Level 3 investments during the year ended December 31, 2016 was not material.

In 2018, we expect to contribute approximately $6 million to these pension plans to satisfy minimum funding requirements for the year. Additional discretionary contributions are not expected to be significant.

Retiree Health Benefit Plan

There is a retiree health benefit plan where the plan liabilities that relate to our employees are legally required to transfer to Elanco at the time of separation from Lilly. The accrued retirement benefits for this plan were $9.8 million and $9.8 million as of December 31, 2017 and 2016, respectively.

Defined Contribution Plans

Lilly has defined contribution savings plans that include certain of our employees worldwide. The purpose of these plans is generally to provide additional financial security during retirement by providing employees with an incentive to save. Our contributions to the plans are based on our employee contributions and the level of our match. Expenses related to our employees under the plans totaled $22.1 million, $19.6 million and $16.2 million for the years ended December 31, 2017, 2016, and 2015, respectively.